Commitments and contingencies - Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingencies
Interest Expense, Debt		$ 8,515	$ 14,043
Litigation Case with BCB Cheyenne LLC | Minimum
Commitments and contingencies
Remaining balance	$ 38,000,000
Litigation Case with BCB Cheyenne LLC | Maximum
Commitments and contingencies
Loss Contingency Accrual		$ 0